Post-retirement benefit obligations - Actuarial Assumptions (Details)	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Apr. 30, 2022	Mar. 31, 2022
South Africa
Post-retirement benefit obligations
Healthcare cost inflation			7.50%			7.50%
Pension increase assumption			5.80%			5.10%
Average salary increases			5.50%			5.50%
South Africa | Pension
Post-retirement benefit obligations
Discount rate			12.90%			12.40%
Weighted average duration of the obligation			11 years			12 years
South Africa | Healthcare
Post-retirement benefit obligations
Discount rate			13.00%			12.40%
Weighted average duration of the obligation			13 years			14 years
United States of America
Post-retirement benefit obligations
Average salary increases	4.20%			4.20%
United States of America | Pension
Post-retirement benefit obligations
Discount rate	4.90%			4.20%
Weighted average duration of the obligation	4 years			4 years
United States of America | Healthcare
Post-retirement benefit obligations
Discount rate	4.90%			4.30%
Weighted average duration of the obligation	10 years			10 years
Europe
Post-retirement benefit obligations
Pension increase assumption		2.20%			2.20%
Average salary increases		3.20%			3.20%
Europe | Pension
Post-retirement benefit obligations
Discount rate		3.70%			2.50%
Weighted average duration of the obligation		15 years			16 years